PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 15,815	$ 14,559
Less: accumulated depreciation and amortization	11,058	9,893
Total property and equipment, net	4,757	4,666
Depreciation expense	2,101	2,371	$ 2,679
Internal use software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	3,529	3,396
Office, equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	7,064	6,440
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	2,231	2,127
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 2,991	$ 2,596